UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 1999
                                                ------------------------

Check here if Amendment [ x ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  28-2858
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/William Ehrman         New York, NY             10/26/99
   -----------------       ---------------------  ----------
     [Signature]           [City, State]           [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         6
                                               -------------

Form 13F Information Table Entry Total:                  152
                                               -------------

Form 13F Information Table Value Total:       $      204,420
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     1              28-2948                      Jonas Gerstl
                  -----------              --------------------------

     2              28-2868                      Frederic Greenberg
                  -----------              --------------------------

     3              28-2866                      Frederick Ketcher
                  -----------              --------------------------

     4              28-6186                      James McLaren
                  -----------              --------------------------

     5              28-6826                      William Lautman
                  -----------              --------------------------
     6                                         EGS Management, L.L.C.
                  -----------              --------------------------


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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- ---------  -------- ---------------- ---------- -------- ---------------
                                                VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTNG AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS  CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARD NONE
------------------- --------------- ---------  -------- --- --- --- ---- ---------- -------- ---- ------ ---
Ariad Pharmaceuticals, Inc.  CS     04033A100       281          200,000   OTHER      1-6           X
Rail America, Inc.           CS     750753105     3,607          349,822   OTHER      1-6           X





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